Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Values of Financial Instruments

20. Fair Values of Financial Instruments

(1) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Other Current Assets, Short-Term Debt, Trade Notes, Bills and Accounts Payables, and Other Current Liabilities

The carrying amount approximates fair value because of the short maturity of these instruments.

(2) Investment Securities, Marketable Equity Securities

The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.

(3) Long-Term Trade Receivables, Including Current Portion (Note 4)

The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts.

(4) Long-Term Debt, Including Current Portion (Note 21)

The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity and is classified in Level 2 in the fair value hierarchy.

(5) Derivatives (Notes 19 and 21)

The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2012 and 2011, are summarized as follows:

	Millions of yen				Thousands of U.S. dollars
	2012		2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities, marketable equity securities	¥45,933	¥45,933	¥49,372	¥49,372	$560,159	$560,159
Long-term debt, including current portion	431,976	429,357	413,760	412,375	5,268,000	5,236,061
Derivatives:
Forward and options
Assets	2,255	2,255	423	423	27,500	27,500
Liabilities	8,543	8,543	2,968	2,968	104,183	104,183
Interest rate swaps, cross-currency swaps and interest rate cap agreements
Assets	1,590	1,590	10,608	10,608	19,390	19,390
Liabilities	1,177	1,177	1,008	1,008	14,353	14,353

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.